Advances to joint ventures	6 Months Ended
Jun. 30, 2016
Receivables [Abstract]
Advances to Joint Ventures Disclosure [Text Block]
8. Advances to joint ventures

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Current portion of advances to joint ventures	$6,725	$7,130
Long-term advances to joint ventures	3,598	6,861
Advances/shareholder loans to joint ventures	$10,323	$13,991

The Partnership had advances of $5.7 million and $7.2 million due from SRV Joint Gas Ltd. as of June 30, 2016 and December 31, 2015, respectively. The Partnership had advances of $4.7 million and $6.8 million due from SRV Joint Gas Two Ltd. as of June 30, 2016 and December 31, 2015, respectively.